Inspection by the regulatory authority of Bavaria, Germany	12 Months Ended
Mar. 31, 2020
Inspection By Regulatory Authority Explanatory [Line Items]
Disclosure of inspection by regulatory authority explanatory
35.
Inspection by the regulatory authority of Bavaria, Germany

In August 2017, the Company’s German subsidiary betapharm Arzneimittel GmbH received a letter from a regulatory authority of Bavaria, Germany (the Regierung von Oberbayern, which is the Central Authority for Supervision of Medicinal Products in Bavaria of the Upper Bavarian government) (the “Regulator”), that the GMP compliance certificate for the Company’s formulations manufacturing facility at Bachupally, Hyderabad was not renewed as the result of GMP compliance deviations identified in an inspection. Consequently, this manufacturing facility was not permitted to export products to the European Union (the “EU”) until satisfactory resolution of the issues identified in the inspection and renewal of the facility’s GMP compliance certificate. The manufacturing facility was re-inspected in January 2018 and the status of non-compliance was withdrawn. The facility is now permitted to dispatch approved products to the EU.

Furthermore, in September 2017, the Regulator concluded an inspection of the Company’s formulations manufacturing facility at Duvvada, Visakhapatnam, with zero critical and six major observations. Products manufactured at the facility are not currently exported to the EU. The Company submitted a Corrective and Preventive Action Plan (“CAPA”) to the Regulator. The Regulator accepted it and permitted the Company to start production from this facility for the EU market.

In November 2018, the Regulator concluded the follow-on inspection of the manufacturing facility at Duvvada, which is now considered compliant and its EU-GMP certification continues to remain active with one specific exclusion of a new product. The Company submitted a Corrective and Preventive Action Plan (“CAPA”) to the Regulator to address the remaining issues affecting this excluded product.

In March 2019, the facility was re-inspected by the Regulator and considered to be fully compliant.